Shareholders' Equity, Capital Ratios and Other Regulatory Matters - Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Feb. 21, 2019	Mar. 23, 2018	Jul. 31, 2017	Mar. 07, 2017	Dec. 07, 2016	May 09, 2016	Aug. 05, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Class of Stock [Line Items]
Liquidation preference value						$ 137,500
Carrying Amount								$ 132,097	$ 132,097
Number of shares authorized to be repurchased											1,137,500
Shares authorized to be repurchased								2,265,000
Proceeds from common stock issued								$ 0	485,151	$ 279,242
Series B Preferred Stock
Class of Stock [Line Items]
Ownership per share							6.625%
Liquidation preference value							$ 80,000
Carrying Amount								76,812	76,812
Series B Preferred Stock | 3 Month LIBOR Rate
Class of Stock [Line Items]
Variable dividend rate per share							4.262%
Series C Preferred Stock
Class of Stock [Line Items]
Ownership per share						6.60%
Liquidation preference value						$ 57,500
Carrying Amount								$ 55,285	$ 55,285
Series C Preferred Stock | 3 Month LIBOR Rate
Class of Stock [Line Items]
Variable dividend rate per share						4.92%
Common Stock
Class of Stock [Line Items]
Common stock issued (in shares)				6,100,000	3,593,750
Price per share of stock of issued				$ 83.00	$ 81.50
Proceeds from common stock issued				$ 485,200	$ 279,200
Gibraltar Private Bank & Trust Company
Class of Stock [Line Items]
Consideration paid		$ 214,666
Cash consideration		$ 7
Gibraltar Private Bank & Trust Company | Common Stock
Class of Stock [Line Items]
Common stock issued (shares)		2,787,773
Number of shares issued per share acquired		$ 1.9749
Common stock issued		$ 214,659
Price per share of common stock issued		$ 77.00
Sabadell United
Class of Stock [Line Items]
Consideration paid			$ 1,020,202
Cash consideration			$ 809,159
Sabadell United | Common Stock
Class of Stock [Line Items]
Common stock issued (shares)			2,610,304
Common stock issued			$ 211,043
Price per share of common stock issued			$ 80.85
Common Stock
Class of Stock [Line Items]
Common stock repurchases (in shares)								1,972,500		202,506
Common stock issued (in shares)									6,100,000	3,593,750
4Q 2018 Share Repurchase Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased								2,765,000
2016 and 2018 Share Repurchase Program
Class of Stock [Line Items]
Average cost of common stock shares repurchased (in usd per share)								$ 75.46
2016 and 2018 Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Common stock repurchases (in shares)								1,972,500
2016 Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Common stock repurchases (in shares)								1,472,500
IBERIABANK
Class of Stock [Line Items]
Additional amount of dividends after annual earnings								$ 130,000
Funds available for loans or advances by parent								$ 288,900
Subsequent Event [Member]
Class of Stock [Line Items]
Treasury Stock, Value, Acquired, Cost Method	$ 17,500
Subsequent Event [Member] | Twenty Eighteen Share Repurchase Program [Member] [Domain] | Common Stock
Class of Stock [Line Items]
Common stock repurchases (in shares)	226,921